Share-based Compensation - Summary of Valuation of Key Assumptions (Details) - Binomial option-pricing model	12 Months Ended
Dec. 31, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share, minimum	$ 25.02
Risk-free interest rate, minimum	1.44%
Expected volatility, minimum	54.85%
Expected volatility, maximum	55.51%
Expected term (in years)	10 years
Dividend yield	0.00%